Digital assets, details of bitcoin (Details) $ in Thousands		Dec. 31, 2022 CAD ($) Bitcoin	Dec. 31, 2021 CAD ($) Bitcoin	Dec. 31, 2020 CAD ($) Bitcoin
Amount of digital assets [Abstract]
Digital assets - held in custody | $		$ 203,627	$ 206,531
Digital assets loaned or pledged [Abstract]
Lending arrangements | $	[1]	0	117,415
Total digital assets | $		$ 203,627	$ 323,946	$ 101,962
Number of digital assets [Abstract]
Number of digital assets held in custody | Bitcoin		9,086	3,518
Digital assets loaned or pledged [Abstract]
Number of digital assets in lending arrangements | Bitcoin	[1]	0	2,000
Number of digital assets | Bitcoin		9,086	5,518	2,762

[1]	Bitcoin subject to lending arrangements.